Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

May 31, 2019

FOO-QTLY-0719
1.802172.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Beverages - 26.3%
Brewers - 1.3%
Anheuser-Busch InBev SA NV	143,100	$11,638,961
Beijing Yanjing Brewery Co. Ltd. (A Shares)	6,079,840	6,040,218
China Resources Beer Holdings Co. Ltd.	140,000	612,535
		18,291,714
Distillers & Vintners - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	165,900	29,273,055
Kweichow Moutai Co. Ltd. (A Shares)	13,453	1,733,986
		31,007,041
Soft Drinks - 22.9%
Coca-Cola Bottling Co. Consolidated	2,929	884,587
Coca-Cola European Partners PLC	189,153	10,479,076
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	71,000	4,423,300
Coca-Cola West Co. Ltd.	44,000	998,469
Fever-Tree Drinks PLC	2,176	73,012
Keurig Dr. Pepper, Inc.	678,100	19,115,639
Monster Beverage Corp. (a)	1,089,802	67,415,152
PepsiCo, Inc.	567,200	72,601,600
The Coca-Cola Co.	3,099,518	152,279,318
		328,270,153

TOTAL BEVERAGES		377,568,908

Chemicals - 0.1%
Commodity Chemicals - 0.1%
SKSHU Paint Co. Ltd. (A Shares)	149,479	1,192,801
Food & Staples Retailing - 9.5%
Drug Retail - 1.3%
Walgreens Boots Alliance, Inc.	380,224	18,760,252
Food Distributors - 1.9%
Performance Food Group Co. (a)	55,900	2,199,665
Sysco Corp.	362,500	24,947,250
		27,146,915
Food Retail - 2.0%
Kroger Co.	1,076,370	24,552,000
Sprouts Farmers Market LLC (a)	188,500	3,779,425
		28,331,425
Hypermarkets & Super Centers - 4.3%
BJ's Wholesale Club Holdings, Inc.	21,600	539,568
Costco Wholesale Corp.	172,600	41,351,508
Walmart, Inc.	199,600	20,247,424
		62,138,500

TOTAL FOOD & STAPLES RETAILING		136,377,092

Food Products - 19.0%
Agricultural Products - 0.9%
Bunge Ltd.	76,635	4,007,244
Darling International, Inc. (a)	392,500	7,418,250
Ingredion, Inc.	28,700	2,185,792
		13,611,286
Packaged Foods & Meats - 18.1%
Conagra Brands, Inc.	515,300	13,794,581
Danone SA	305,991	24,442,334
Freshpet, Inc. (a)	393,000	18,262,710
General Mills, Inc.	467,700	23,123,088
JBS SA	2,521,500	14,047,067
Kellogg Co.	132,400	6,958,944
Mondelez International, Inc.	985,958	50,135,964
Muyuan Foodstuff Co. Ltd. (A Shares)	337,500	3,096,398
Nomad Foods Ltd. (a)	72,800	1,544,816
Post Holdings, Inc. (a)	59,000	6,200,900
SunOpta, Inc. (a)	195,591	745,202
The Hain Celestial Group, Inc. (a)	131,299	2,677,187
The J.M. Smucker Co.	205,400	24,968,424
The Kraft Heinz Co.	742,300	20,524,595
The Simply Good Foods Co. (a)	398,699	8,568,042
TreeHouse Foods, Inc. (a)	320,459	16,705,528
Tyson Foods, Inc. Class A	273,200	20,733,148
Wens Foodstuffs Group Co. Ltd. (A Shares)	564,873	3,223,171
		259,752,099

TOTAL FOOD PRODUCTS		273,363,385

Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
U.S. Foods Holding Corp. (a)	363,316	12,556,201
Household Products - 19.9%
Household Products - 19.9%
C&S Paper Co. Ltd. (A Shares)	4,028,497	6,114,214
Colgate-Palmolive Co.	637,980	44,416,168
Energizer Holdings, Inc.	123,800	5,065,896
Essity AB Class B	1,114,500	32,719,288
Procter & Gamble Co.	1,356,250	139,571,688
Reckitt Benckiser Group PLC	35,659	2,862,150
Spectrum Brands Holdings, Inc. (b)	1,043,499	54,961,092
		285,710,496
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Ocado Group PLC (a)	346,800	5,237,188
The Honest Co., Inc. (a)(c)(d)	212,235	2,381,277
		7,618,465
Multiline Retail - 1.0%
General Merchandise Stores - 1.0%
Dollar General Corp.	34,100	4,340,248
Dollar Tree, Inc. (a)	95,500	9,701,845
		14,042,093
Personal Products - 9.2%
Personal Products - 9.2%
Avon Products, Inc. (a)	4,003,407	15,052,810
Coty, Inc. Class A	3,569,132	44,043,089
Edgewell Personal Care Co. (a)	498,400	14,224,336
Estee Lauder Companies, Inc. Class A	50,939	8,202,707
Ontex Group NV	670,800	11,428,109
Unilever NV (Certificaten Van Aandelen) (Bearer)	643,530	38,736,298
		131,687,349
Tobacco - 13.5%
Tobacco - 13.5%
Altria Group, Inc.	1,824,145	89,492,554
British American Tobacco PLC sponsored ADR	298,426	10,346,429
Philip Morris International, Inc.	1,214,491	93,673,691
		193,512,674
TOTAL COMMON STOCKS
(Cost $1,310,190,815)		1,433,629,464

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.41% (e)	10,079,684	10,081,700
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	1,412,616	1,412,757
TOTAL MONEY MARKET FUNDS
(Cost $11,494,457)		11,494,457
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,321,685,272)		1,445,123,921
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,497,087)
NET ASSETS - 100%		$1,435,626,834

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,381,277 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,805
Fidelity Securities Lending Cash Central Fund	607,448
Total	$640,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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